Revenue, government financing for research expenditures and sales - Additional Information (Details) € in Thousands, $ in Millions		1 Months Ended	4 Months Ended	6 Months Ended
	Dec. 07, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit, maximum percentage of annual subcontracting costs eligible for calculation basis				0.50
Grant | €				€ 1,435	€ 171
Lumoxiti Sales | €				1,015	€ 0
BPI Refundable advance - FORCE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grant | €				€ 1,360
2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received | $	$ 50.0
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received | $		$ 5.0
Receipts from co-development agreement and option agreement | $			$ 50.0